Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Commitments and Contingencies
20. Commitments and Contingencies
Claims
There are no material claims known to management related to the activities of the Group.
Commitments
The Group’s contractual obligations and commitments as of June 30, 2022 amounted to €16 million, (December 31, 2021: €19.5 million) primarily related to research and development commitments.
The Group had no contingent liabilities and no contingent assets as at June 30, 2022 and at June 30, 2021, respectively.